Impairment of Securities - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2014 Security	Jun. 30, 2013 Security
Schedule of Investments [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions	111	153
Held-to-maturity, securities in unrealized loss positions, qualitative disclosure, number of positions	198	162
Securities available for sale, carrying amount	$ 845,121,000	$ 1,080,774,000
Interest rate, description	Three-month LIBOR plus
U.S. Agency Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions	4
Held-to-maturity, securities in unrealized loss positions, qualitative disclosure, number of positions	7	7
Investments percent of total investments	10.90%
Investments percent of total assets	4.20%
Securities available for sale, carrying amount	4,205,000	5,015,000
Marketable securities	148,600,000
U.S. Agency Securities [Member] | Impaired Securities that Maintained Credit Rating [Member]
Schedule of Investments [Line Items]
Marketable securities	144,300,000
U.S. Agency Securities [Member] | Non-impaired Securities [Member]
Schedule of Investments [Line Items]
Marketable securities	4,200,000
Obligations of State and Political Subdivisions [Member]
Schedule of Investments [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions	63	70
Held-to-maturity, securities in unrealized loss positions, qualitative disclosure, number of positions	137	132
Investments percent of total investments	7.30%
Investments percent of total assets	2.80%
Securities available for sale, carrying amount	26,773,000	25,307,000
Marketable securities	98,800,000
Bond anticipation notices received	7
Impairment on securities
Obligations of State and Political Subdivisions [Member] | New Jersey Municipalities [Member]
Schedule of Investments [Line Items]
Bond anticipation notices received	4
Obligations of State and Political Subdivisions [Member] | External Credit Rating, Investment Grade [Member]
Schedule of Investments [Line Items]
Marketable securities	95,700,000
Obligations of State and Political Subdivisions [Member] | External Credit Rating, Non Investment Grade [Member]
Schedule of Investments [Line Items]
Marketable securities	3,100,000
Asset-backed Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions	5	2
Investments percent of total investments	6.40%
Investments percent of total assets	2.50%
Securities available for sale, carrying amount	87,316,000	24,798,000
Marketable securities	87,300,000
Government guarantees	97.00%
Collateralized Loan Obligations [Member]
Schedule of Investments [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions	16	5
Investments percent of total investments	8.80%
Investments percent of total assets	3.40%
Securities available for sale, carrying amount	119,572,000	78,486,000
Marketable securities	119,600,000
Corporate Obligations [Member]
Schedule of Investments [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions	6	13
Trust Preferred Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions	4	4
Securities available for sale, carrying amount	7,798,000	7,324,000
Marketable securities	7,800,000
Number of securities held	5
Securities amortized cost	4,900,000
Trust Preferred Securities [Member] | Maximum [Member]
Schedule of Investments [Line Items]
Investments percent of total investments	1.00%
Trust Preferred Securities [Member] | Impaired Securities that Maintained Credit Rating [Member]
Schedule of Investments [Line Items]
Number of securities held	4
Number of issuing financial institutions	3
Collateralized Mortgage Obligations [Member]
Schedule of Investments [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions	6	4
Held-to-maturity, securities in unrealized loss positions, qualitative disclosure, number of positions	3	4
Residential Pass-Through Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions	7	38
Held-to-maturity, securities in unrealized loss positions, qualitative disclosure, number of positions	26
Commercial Pass-Through Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions		17
Held-to-maturity, securities in unrealized loss positions, qualitative disclosure, number of positions	25	19
Mortgage-backed Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions		55
Held-to-maturity, securities in unrealized loss positions, qualitative disclosure, number of positions	54	23
Investments percent of total investments	54.00%
Investments percent of total assets	20.90%
Securities available for sale, carrying amount	732,900,000
Securities amortized cost	3,000,000
Number of securities	2
Corporate Bonds [Member]
Schedule of Investments [Line Items]
Investments percent of total investments	12.00%
Investments percent of total assets	4.60%
Securities available for sale, carrying amount	162,234,000	159,192,000
Marketable securities	$ 162,200,000